Condensed Consolidated Statements of Operations (unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 3,270	$ 6,588	$ 8,950	$ 3,398	$ 1,565
Cost of sales	6,768	3,622	5,293	3,558	5,629
Gross profit (loss)	(3,498)	2,966	3,657	(160)	(4,064)
Operating expenses:
Research and development, net of grants	3,266	2,490	3,036	5,041	3,249
Clinical and regulatory	1,955	2,543	3,510	2,622	3,215
Selling and marketing	6,473	6,425	8,935	6,845	3,302
General and administrative	7,635	6,079	8,223	6,565	4,168
Total operating expenses	19,329	17,537	23,704	21,073	13,934
Loss from operations	(22,827)	(14,571)	(20,047)	(21,233)	(17,998)
Interest income	19	1	2	9	8
Other income (expense), net	(1)	25	27	12	35
Interest expense on convertible promissory notes and loan payable				(1,957)	(1,589)
Amortization of discount on convertible promissory notes				(5,077)	(3,425)
Write-off of unamortized discount on conversion of convertible promissory notes				(6,955)
Net loss	$ (22,809)	$ (14,545)	$ (20,018)	$ (35,201)	$ (22,969)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.57)	$ (0.41)	$ (0.56)	$ (1.41)	$ (1.02)
Weighted average common shares outstanding - basic and diluted (in shares)	39,929	35,555	35,637	25,053	22,521